Goodwill - Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013		Jun. 30, 2012		Jun. 30, 2011
Goodwill [Roll Forward]
Balance at beginning of period	$ 1,029.9	[1]	$ 906.0		$ 848.9
Foreign currency translation adjustments	(7.8)		(45.5)		57.1
Balance at end of period	1,023.1		1,029.9	[1]	906.0
Additions/(impairment)	1.0		169.4
Oral Technologies
Goodwill [Roll Forward]
Balance at beginning of period	839.8	[1]	880.8		826.0
Foreign currency translation adjustments	(4.6)		(41.0)		54.8
Balance at end of period	835.2		839.8	[1]	880.8
Additions/(impairment)	0
Medication Delivery Solutions
Goodwill [Roll Forward]
Balance at beginning of period	0	[1]
Foreign currency translation adjustments	0
Balance at end of period	0		0	[1]
Additions/(impairment)	0
Development and Clinical Services
Goodwill [Roll Forward]
Balance at beginning of period	190.1	[1]	25.2		22.9
Foreign currency translation adjustments	(3.2)		(4.5)		2.3
Balance at end of period	187.9		190.1	[1]	25.2
Additions/(impairment)	$ 1.0		$ 169.4

[1]	The opening balance is reflective of historical impairment charges related to the Medication Delivery Solutions segment of approximately $158.0 million .